UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  DECEMBER 31, 2009
                                                -----------------


Check here if Amendment [  ]; Amendment Number:
                                                 -----------
     This Amendment (Check only one.):  [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         SOCRATIC FUND MANAGEMENT, L.P.
Address:      101 JFK PARKWAY
              SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         JONATHAN W. GIBSON
Title:        MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:        (973) 921-4700


      Signature                         Place                  Date of Signing
/S/ JONATHAN W. GIBSON             SHORT HILLS, NJ             JANUARY 22, 2010
----------------------             ---------------             ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          15
                                                 --

Form 13F Information Table Value Total:          $ 153,193
                                                 ---------
                                               (thousands)




List of Other Included Managers:                     NONE

                                 TITLE             VALUE    SHARE/
                                 OF                (USD)    PRN        SHARE/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CLASS  CUSIP      (X 1000) AMOUNT     PRN     CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
APACHE CORP. CMN                 COM   037411105    5,159      50,000   SH            SOLE         No         X
CANADIAN NATURAL RESOURCES CMN   COM   136385101   14,390     200,000   SH            SOLE         No         X
CIE GEN GEOPHYSIQUE VERITAS -
  SPONSORED ADR CMN              COM   204386106    4,781     225,000   SH            SOLE         No         X
CONTINENTAL RESOURCES, INC CMN   COM   212015101   21,445     500,000   SH            SOLE         No         X
DENBURY RESOURCES INC CMN        COM   247916208   14,800   1,000,000   SH            SOLE         No         X
ENI S.P.A SPON ADR SPONSORED
  ADR CMN                        COM   26874R108    2,531      50,000   SH            SOLE         No         X
EXXON MOBIL CORPORATION CMN      COM   30231G102    6,819     100,000   SH            SOLE         No         X
HALLIBURTON COMPANY CMN          COM   406216101    3,009     100,000   SH            SOLE         No         X
KEY ENERGY SERVICES INC CMN      COM   492914106   15,383   1,750,000   SH            SOLE         No         X
NOBLE ENERGY INC CMN             COM   655044105    7,122     100,000   SH            SOLE         No         X
OCCIDENTAL PETROLEUM CORP CMN    COM   674599105    4,068      50,000   SH            SOLE         No         X
OIL SERVICE HOLDRS TRUST CMN     ETF   678002106   11,888     100,000   SH            SOLE         No         X
SCHLUMBERGER LTD CMN             COM   806857108    9,764     150,000   SH            SOLE         No         X
SUNCOR ENERGY INC. CMN           COM   867224107   14,124     400,000   SH            SOLE         No         X
WEATHERFORD INTERNATIONAL
  LTD CMN                        COM   H27013103   17,910   1,000,000   SH            SOLE         No         X


                                                  153,193